CONSOLIDATED STATEMENTS OF CASH FLOWS - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating Activities
Net loss from continuing operations	€ (3,484)	€ (7,512)
Add:
Net interest expense and other financing charges	1,098	340
Depreciation and amortization	8,454	4,797
Share based compensation	3,773	4,667
Gain on remeasurement of derivative liability	(13)
Gain on remeasurement of consideration receivable	(37)	(98)
Gain on remeasurement of deferred consideration	(804)
Loss on disposal of intangible assets		89
Transaction and acquisition costs attributable to convertible debt	121
Deferred income tax recovery	(42)	(172)
Adjustments to reconcile profit (loss) before working capital changes and income tax payable	9,066	2,111
Change in non-cash working capital	(3,642)	(1,462)
Change in income taxes payable	329	(534)
Cash Flows From Operating Activities	5,753	115
Investing Activities
Purchases of property and equipment	(544)	(123)
Additions of intangible assets	(7,377)	(3,143)
Proceeds from sale of discontinued operations	91	235
Consideration paid upon business combination	(8,488)	(8,268)
Cash acquired from business combination	266	124
Prepaid consideration	(821)	(1,187)
Deferred and contingent consideration payments		(11,521)
Cash Flows Used In Investing Activities	(16,873)	(23,883)
Financing Activities
Proceeds from exercise of warrants and broker warrants		10,817
Proceeds from convertible debt, net of costs	8,053
Proceeds from exercise of stock options	14	636
Proceeds from shares issued upon private placement, net of issuance costs		1,310
Repayment of lease liability	(188)	(171)
Repayment of loans	(661)
Interest income	13	61
Interest and financing fees	(221)	(245)
Cash Flows From Financing Activities	7,010	12,408
Effect of foreign currency exchange rate changes on cash and cash equivalents	(609)	1,264
Change in Cash and Cash Equivalents	(4,719)	(10,096)
Cash and cash equivalents at beginning of year	16,006	26,102
Cash and Cash Equivalents at end of year	€ 11,287	€ 16,006